EMPLOYEE BENEFITS - Retirement benefit plans defined contribution plan (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
EMPLOYEE BENEFITS
Amounts recognized as expenses in respect of defined contribution plan	$ 1,059	$ 822	$ 716